Derivative Financial Instruments and Risk Management (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amount of Recognized Assets	$ 238	$ 255	$ 217
Gross Amounts Offset	0	0	0
Net Amount of Assets	238	255	217
Gross Amounts Not Offset, Financial Instruments	(12)	(11)	(26)
Gross Amounts Not Offset, Cash Collateral Received	0	0	0
Net Amount	226	244	191
Gross Amount of Recognized Liabilities	(15)	(23)	(28)
Gross Amounts Offset	0	0	0
Net Amount of Liabilities	(15)	(23)	(28)
Gross Amounts Not Offset, Financial Instruments	12	11	26
Gross Amounts Not Offset, Cash Collateral Received	0	0	0
Net Amount	$ (3)	$ (12)	$ (2)